Summary of Derivative Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Interest rate swaps, collars and caps
Derivative [Line Items]
Derivative term	through July 15, 2023
Interest rate swaps, collars and caps | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.60%
Interest rate swaps, collars and caps | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.98%
Interest Rate Collar Contract
Derivative [Line Items]
Derivative term	through June 15, 2023
Interest Rate Collar Contract | Minimum
Derivative [Line Items]
Cap interest rate on derivative contracts	1.26%
Floor interest rate on derivative contracts	0.76%
Interest Rate Collar Contract | Maximum
Derivative [Line Items]
Cap interest rate on derivative contracts	2.18%
Floor interest rate on derivative contracts	1.68%
Interest rate cap
Derivative [Line Items]
Derivative term	through December 15, 2019
Interest rate cap | Minimum
Derivative [Line Items]
Floor interest rate on derivative contracts	3.43%
Interest rate cap | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.70%